NEWBUILDINGS	6 Months Ended
Jun. 30, 2022
Property, Plant and Equipment [Abstract]
NEWBUILDINGS	NEWBUILDINGS
Movements in the six months ended June 30, 2022 are summarized as follows:

(in thousands of $)
Balance at December 31, 2021	130,633
Additions, net	153,173
Interest capitalized	2,021
Transfer to Vessels and Equipment, net	(192,798)
Balance at June 30, 2022	93,029

In the six months ended June 30, 2022, the Company took delivery of two VLCC tankers, Front Alta and Front Tweed, from HHI, in April and June 2022, respectively. As of June 30, 2022, the Company's newbuilding program consisted of four VLCCs one of which was delivered in August 2022. The remaining vessels are expected to be delivered as follows: two vessels in the fourth quarter of 2022 and one vessel in the first quarter of 2023.

As of June 30, 2022, total installments of $90.2 million had been paid in connection with the Company’s remaining newbuilding program, and remaining commitments amounted to $287.0 million, of which $215.3 million is expected to be paid in 2022 and $71.7 million is due to be paid in 2023, and of which $260.0 million will be financed by committed term loan facilities.